Organization and Business Operations (Details) - USD ($)					12 Months Ended
	Jan. 03, 2024	Jan. 14, 2022	Dec. 27, 2021	Dec. 20, 2021	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Oct. 25, 2024	Apr. 02, 2024	Jan. 02, 2024	Oct. 16, 2023	Jan. 13, 2023
Organization and Business Operations [Line Items]
Transaction costs					$ 14,181,568
Underwriting commissions					4,973,868
Deferred underwriting fees					8,704,270
Other offering costs					503,430
Cash					906,043
Working capital					8,366,213
Loan payable					300,000
Repaid outstanding balance			$ 105,260
Working capital loans					5,191,767	$ 2,025,000
Capital value									$ 200,000	$ 350,000
Outstanding on the promissory note					550,000
Value of common stock						8,704,270
Promissory Note [Member]
Organization and Business Operations [Line Items]
Agreed to loan					300,000							$ 1,500,000
Conversion price (in Dollars per share)												$ 10
Aggregate principal amount							$ 973,116	$ 2,000,000
Outstanding amount					973,116	0
Promissory Note [Member]
Organization and Business Operations [Line Items]
Outstanding amount					3,000,000	2,025,000
Frontier SPV [Member]
Organization and Business Operations [Line Items]
Aggregate principal amount								$ 2,000,000
Minimum [Member] | Promissory Note [Member]
Organization and Business Operations [Line Items]
Aggregate principal amount											$ 1,500,000
Maximum [Member] | Promissory Note [Member]
Organization and Business Operations [Line Items]
Aggregate principal amount											$ 3,000,000
Sponsor [Member]
Organization and Business Operations [Line Items]
Capital contribution					25,000
Polar [Member]
Organization and Business Operations [Line Items]
Capital contribution	$ 550,000
Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Capital value	$ 350,000								$ 200,000
Outstanding on the promissory note					550,000	0
Value of common stock					$ 550,000
Shares of common stock (in Shares)					550,000
October Note [Member]
Organization and Business Operations [Line Items]
Outstanding amount					$ 1,218,651	0
Tax Note [Member]
Organization and Business Operations [Line Items]
Outstanding amount					$ 973,116	$ 0
IPO [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)				22,000,000
Sale of Additional units (in Shares)		2,869,342
IPO [Member] | Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)				$ 10
Private Placement [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)					890,000
Share price (in Dollars per share)					$ 10
Sale of units (in Shares)				890,000
Sale of stock price per unit (in Dollars per share)				$ 10
Gross proceeds					$ 8,900,000
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Sale of Additional units (in Shares)					86,081
Sale of additional units price per share (in Dollars per share)					$ 10
Gross proceeds					$ 860,810
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)		2,869,342
Share price (in Dollars per share)					$ 10
Total gross proceeds					$ 28,693,420